Income taxes (Details 4) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Stock-based compensation	$ 1	$ 0
Defined benefit accrual	1,089	1,100
Tax loss carry-forwards	12,655	11,264
Deferred tax liability on change in unrealized gains related to available-for-sale debt securities	(753)	0
Valuation allowance	(13,742)	(12,358)
Deferred tax assets/(liabilities)	$ 3	$ 6